Commitments and Contingencies (Details) - Schedule of Lease Costs - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Costs [Line Items]
Operating lease	$ 100,739	$ 209,386	$ 933,661	$ 621,388
General and administrative [Member]
Schedule of Lease Costs [Line Items]
Operating lease	8,863	209,386	49,810	621,388
Operations [Member]
Schedule of Lease Costs [Line Items]
Operating lease			665,961
Research and development [Member]
Schedule of Lease Costs [Line Items]
Operating lease	$ 32,231		$ 217,890